August 8, 2011


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


                  Re: Guggenheim Defined Portfolios, Series 807
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Ladies/Gentlemen:

   Pursuant to the requirements of Rule 497(d) of the General Rules and Regulations of the Securities Act of 1933, as amended, we are submitting one copy of a supplement, in the form of a sticker, to the prospectus being used with respect to the above-captioned series.


Very truly yours,

/s/ Guggenheim Funds Distributors, Inc.
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GUGGENHEIM FUNDS DISTRIBUTORS, INC.